Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Total	$ 22,504,182	$ 1,932,017
Less: accumulated depreciation	(1,903,084)	(1,331,226)
Property and equipment, net	20,601,098	600,791
Office building [Member]
Property, Plant and Equipment [Line Items]
Total	20,198,454
Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	1,224,250	1,047,227
Office building related facility, machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Total	225,773
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Total	118,472	122,903
Office Furniture [Member]
Property, Plant and Equipment [Line Items]
Total	69,448	147,207
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total	$ 667,785	$ 614,680